Offerings	Apr. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.625% Senior Notes due 2028
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,985.18
Offering Note	Proposed Maximum Offering Price Per Unit for this security is 99.925%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Senior Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,445,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,465.03
Offering Note	Proposed Maximum Offering Price Per Unit for this security is 99.889%